Intangible Assets - Summary of Goodwill by Cash Generating Units (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Cash_Generating_Units	Dec. 31, 2016 EUR (€) Cash_Generating_Units
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	25	25
Goodwill | €	€ 6,905	€ 7,396
Europe Heavyside [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	1,770	1,679
Europe Lightside [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	365	365
Europe Distribution [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	671	665
Europe [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	2,806	2,709
Americas Materials [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	2,082	2,077
Americas Products [Member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	1,555	1,671
Americas Distribution [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €		411
Americas [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	3,637	4,159
Asia [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill | €	€ 462	€ 528
Cash generating unit [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	25	25
Cash generating unit [member] | Europe Heavyside [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	14	14
Cash generating unit [member] | Europe Lightside [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	1	1
Cash generating unit [member] | Europe Distribution [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	1	1
Cash generating unit [member] | Europe [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	16	16
Cash generating unit [member] | Americas Materials [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	6	6
Cash generating unit [member] | Americas Products [Member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	1	1
Cash generating unit [member] | Americas Distribution [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	1	1
Cash generating unit [member] | Americas [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	8	8
Cash generating unit [member] | Asia [member]
Disclosure of information for cash-generating units [Line Items]
Cash-generating units	1	1